Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (281,951)	$ (43,335)	¥ (306,794)	¥ (193,655)
Operating losses	2,043,253	314,042	1,153,369	1,199,807
Interest income	220,282	33,857	88,168	63,218
Income before income taxes	2,261,541	347,592	1,248,852	1,276,191
Income tax expense	267,082	41,050	32,629	285,542
Net income attributable to Autohome Inc.	2,001,619	307,642	1,227,914	990,649
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(55,055)	(8,462)	62,256	56,821
Comprehensive income attributable to Autohome Inc.	1,946,564	299,180	1,290,170	1,047,470
Parent Company [Member]
Operating expenses:
General and administrative expenses	(13,334)	(2,049)	(20,533)	(24,235)
Operating losses	(13,334)	(2,049)	(20,533)	(24,235)
Interest income	13,441	2,066	7,492	11,526
Share of income of subsidiaries and VIEs	2,001,512	307,625	1,240,955	1,003,358
Income before income taxes	2,001,619	307,642	1,227,914	990,649
Income tax expense	0	0	0	0
Net income attributable to Autohome Inc.	2,001,619	307,642	1,227,914	990,649
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(55,055)	(8,462)	62,256	56,821
Comprehensive income attributable to Autohome Inc.	¥ 1,946,564	$ 299,180	¥ 1,290,170	¥ 1,047,470